BUSINESS ACQUISITION (Details 1) - Winvests Group Ltd [Member]	Sep. 30, 2022 USD ($)
Cash and cash equivalents	$ 29,241
Other current assets	2,637
Total assets	31,878
Accounts payable	26,916
Due to related party	60,250
Total liabilities	87,166
Net liabilities assumed	$ 55,288